RESTATEMENT	6 Months Ended
Feb. 28, 2018
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT

NOTE 4 - RESTATEMENT

Subsequent to the filing of the February 28, 2018 Form 10Q, the Company found that there were unrecorded research and development expenses of $170,110 related to the Exclusive License Agreement effective January 19, 2018 that requires the Company to reimburse past patent costs.

As a result of this error, the Company has restated its unaudited Consolidated Statement of Financial Statements for the six months ended February 28, 2018. The following table summarizes the restatement changes made to the Consolidated Balance Sheets, Statements of Operations and Statements of Cash Flows for the six months ended February 28, 2018 previously filed:

	Originally	Restatement
Consolidated Balance Sheets as of February 28, 2018	Reported	Adjustment	As Restated
Accounts payable and accrued liabilities	$154,211	$170,110	$324,321
Total Current Liabilities	$155,813	$170,110	$325,923
Accumulated deficit	$(1,200,500)	$(170,110)	$(1,370,610)
Total Stockholders' Equity	$385,285	$(170,110)	$215,175

Consolidated Statements of Operations	Originally	Restatement
Three months ended February 28, 2018	Reported	Adjustment	As Restated
Research and development	$477,357	$170,110	$647,467
Total Operating Expenses	$628,354	$170,110	$798,464
Loss from Operations	$(628,354)	$(170,110)	$(798,464)
NET LOSS	$(628,354)	$(170,110)	$(798,464)
TOTAL COMPREHENSIVE LOSS	$(629,608)	$(170,110)	$(799,718)

Basic and Diluted Loss per Common Share – Three months ended February 28, 2018	$(0.05)	$(0.02)	$(0.07)

Consolidated Statements of Operations	Originally	Restatement
Six months ended February 28, 2018	Reported	Adjustment	As Restated
Research and development	$510,433	$170,110	$680,543
Total Operating Expenses	$905,411	$170,110	$1,075,521
Loss from Operations	$(905,411)	$(170,110)	$(1,075,521)
NET LOSS	$(905,411)	$(170,110)	$(1,075,521)
TOTAL COMPREHENSIVE LOSS	$(907,690)	$(170,110)	$(1,077,800)
Basic and Diluted Loss per Common Share – Six months ended February 28, 2018	$(0.08)	$(0.02)	$(0.10)

	Originally	Restatement
Consolidated Statements of Cash Flows for six months ended February 28, 2018	Reported	Adjustment	As Restated
NET LOSS	$(905,411)	$(170,110)	$(1,075,521)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	$125,635	$170,110	$295,745